CONTINGENCIES (Details) (USD $)	Feb. 28, 2014
Contingencies Details
Fiscal year 2015	$ 790,307
Fiscal year 2016	583,822
Fiscal year 2017	436,322
Fiscal year 2018	449,408
Fiscal year 2019	462,958
Thereafter	158,083
Total	$ 2,880,900